Unaudited Condensed Consolidated Interim Statement of Changes in Equity - GBP (£) £ in Millions		Total	Called-up share capital [member]	Share premium account [member]	Other reserves [member]	Own shares [member]	Retained earnings [member]	Total equity share owner's funds [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2017		£ 9,956.1	£ 133.3	£ 568.5	£ 354.3	£ (1,171.1)	£ 9,602.3	£ 9,487.3	£ 468.8
Ordinary shares issued		0.9		0.9				0.9
Treasury share additions		(104.3)				(104.3)		(104.3)
Treasury share allocations						1.3	(1.3)
Profit for the period		705.5					672.4	672.4	33.1
Exchange adjustments on foreign currency net investments		(176.7)			(178.1)			(178.1)	1.4
Movements on equity investments held at fair value through other comprehensive income		(140.5)					(140.5)	(140.5)
Other comprehensive income/(loss)		(317.2)			(178.1)		(140.5)	(318.6)	1.4
Dividends paid		(65.8)							(65.8)
Non-cash share-based incentive plans (including share options)		41.6					41.6	41.6
Tax adjustments on share-based payments		0.3					0.3	0.3
Net movement in own shares held by ESOP Trusts		(96.5)				(10.3)	(86.2)	(96.5)
Recognition/remeasurement of financial instruments		(30.1)			(34.8)		4.7	(30.1)
Acquisition of subsidiaries	[1]	(97.0)					(74.5)	(74.5)	(22.5)
Ending balance at Jun. 30, 2018		9,993.5	133.3	569.4	141.4	(1,284.4)	10,018.8	9,578.5	415.0
Beginning balance at Dec. 31, 2017		9,956.1	133.3	568.5	354.3	(1,171.1)	9,602.3	9,487.3	468.8
Treasury share additions		(104.3)
Profit for the period		1,139.4
Exchange adjustments on foreign currency net investments		78.9
Movements on equity investments held at fair value through other comprehensive income		(247.9)
Actuarial gain on defined benefit pension plans		8.9
Deferred tax on defined benefit pension plans		(0.7)
Other comprehensive income/(loss)		(160.8)
Ending balance at Dec. 31, 2018		9,806.6	133.3	569.7	393.5	(1,255.7)	9,541.4	9,382.2	424.4
Beginning balance at Jun. 30, 2018		9,993.5	133.3	569.4	141.4	(1,284.4)	10,018.8	9,578.5	415.0
Ordinary shares issued		0.3		0.3				0.3
Treasury share allocations						0.2	(0.2)
Profit for the period		433.9					390.5	390.5	43.4
Exchange adjustments on foreign currency net investments		255.6			248.0			248.0	7.6
Movements on equity investments held at fair value through other comprehensive income		(107.4)					(107.4)	(107.4)
Actuarial gain on defined benefit pension plans		8.9					8.9	8.9
Deferred tax on defined benefit pension plans		(0.7)					(0.7)	(0.7)
Other comprehensive income/(loss)		156.4			248.0		(99.2)	148.8	7.6
Dividends paid		(787.8)					(747.4)	(747.4)	(40.4)
Non-cash share-based incentive plans (including share options)		43.2					43.2	43.2
Tax adjustments on share-based payments		(1.5)					(1.5)	(1.5)
Net movement in own shares held by ESOP Trusts		(6.3)				28.5	(34.8)	(6.3)
Recognition/remeasurement of financial instruments		9.7			4.1		5.6	9.7
Acquisition of subsidiaries	[1]	(34.8)					(33.6)	(33.6)	(1.2)
Ending balance at Dec. 31, 2018		9,806.6	133.3	569.7	393.5	(1,255.7)	9,541.4	9,382.2	424.4
Accounting policy change (IFRS 16)	[2]	(128.9)					(128.9)	(128.9)
Deferred tax on accounting policy change (IFRS 16)	[2]	27.8					27.8	27.8
Beginning balance, revised at Dec. 31, 2018		9,705.5	133.3	569.7	393.5	(1,255.7)	9,440.3	9,281.1	424.4
Ordinary shares issued		0.2		0.2				0.2
Treasury share allocations						0.8	(0.8)
Profit for the period		349.4					312.4	312.4	37.0
Exchange adjustments on foreign currency net investments		87.1			84.0			84.0	3.1
Movements on equity investments held at fair value through other comprehensive income		(75.7)					(75.7)	(75.7)
Other comprehensive income/(loss)		11.4			84.0		(75.7)	8.3	3.1
Dividends paid		(58.5)							(58.5)
Non-cash share-based incentive plans (including share options)		32.5					32.5	32.5
Tax adjustments on share-based payments		1.0					1.0	1.0
Net movement in own shares held by ESOP Trusts						47.5	(47.5)
Recognition/remeasurement of financial instruments		2.3			6.0		(3.7)	2.3
Acquisition of subsidiaries	[1]	(7.6)					(6.1)	(6.1)	(1.5)
Ending balance at Jun. 30, 2019		£ 10,036.2	£ 133.3	£ 569.9	£ 483.5	£ (1,207.4)	£ 9,652.4	£ 9,631.7	£ 404.5

[1]	Acquisition of subsidiaries represent movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests of new acquisitions.
[2]	The impact of the adoption of IFRS 16 Leases from 1 January 2019 is described in note 2.